Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

MECHANICS BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

November 10, 2016

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among Mechanics Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2015-2, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), and Deutsche Bank Trust Company Americas, a New York banking corporation (the “Indenture Trustee”), dated as of June 1, 2015 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

    (i)       No Event of Default, Servicer Replacement Event has occurred and is continuing;

    (ii)       The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Nathan J. Duda
Nathan J. Duda
EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2015-2
Pool ID:	CRAT152
Original Aggregate Note Balance	$390,000,000.00
Collection Period Start Date:	10/01/2016
Collection Period Ending Date:	10/31/2016
Prior Distribution Date:	10/17/2016
Current Distribution Date:	11/15/2016

I.	SUMMARY
		Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor

	Class A-1 Notes	$54,300,000.00	$-	$-	$-	0.000000
	Class A-2 Notes	$100,000,000.00	$-	$-	$-	0.000000
	Class A-3 Notes	$104,000,000.00	$101,274,180.28	$8,273,918.74	$93,000,261.54	0.894233
	Class A-4 Notes	$99,330,000.00	$99,330,000.00		$99,330,000.00	1.000000
	Class B Notes	$22,230,000.00	$22,230,000.00		$22,230,000.00	1.000000
	Class C Notes	$10,140,000.00	$10,140,000.00		$10,140,000.00	1.000000

	Total Note Balance	$390,000,000.00	$232,974,180.28	$8,273,918.74	$224,700,261.54	0.576155

			Beginning Period Balance		Ending Period Balance

	Overcollateralization		$5,265,000.00		$5,265,000.00
	Reserve Account Balance		$975,000.00		$975,000.00
	Net Pool Balance		$238,239,180.28		$229,965,261.54

			Coupon Rate	Beginning Period Balance	Interest Distribution Amount

	Class A-1 Notes		0.39000%	$-	$-
	Class A-2 Notes		0.88000%	$-	$-
	Class A-3 Notes		1.31000%	$101,274,180.28	$110,557.65
	Class A-4 Notes		1.75000%	$99,330,000.00	$144,856.25
	Class B Notes		2.53000%	$22,230,000.00	$46,868.25
	Class C Notes		3.62000%	$10,140,000.00	$30,589.00

				$232,974,180.28	$332,871.15

II.	AVAILABLE FUNDS

	Interest Collections		$1,264,592.81
	Principal Collections		$7,254,325.01
	Repurchases		$-
	Liquidation Proceeds		$-
	Recoveries		$424,285.63
	Investment Earnings		$101.77
	Reimbursements of Prior Period Liquidation Expenses		$(34,123.63)
	Reimbursements of Prior Period Servicer Advances		$(171,397.71)
	Current Period Servicer Advances		$164,233.74

	Total Collections		$8,902,017.62

	Reserve Account Draw Amount		$-

	Total Available Funds		$8,902,017.62

III.	DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Amount Owed	Shortfall

	Servicing fees dues to master servicer	1.0000%	$198,532.65	$198,532.65	$-	$-
	Servicing fees dues to backup servicer		$-	$-	$-	$-
	Class A-1 Note Interest		$-	$-	$-	$-
	Class A-2 Note Interest		$-	$-	$-	$-
	Class A-3 Note Interest		$110,557.65	$110,557.65	$-	$-
	Class A-4 Note Interest		$144,856.25	$144,856.25	$-	$-
	First Allocation of Principal		$-	$-	$-	$-
	Class B Note Interest		$46,868.25	$46,868.25	$-	$-
	Second Allocation of Principal		$-	$-	$-	$-
	Class C Note Interest		$30,589.00	$30,589.00	$-	$-
	Third Allocation of Principal		$3,008,918.74	$3,008,918.74	$-	$-
	Reserve Account Deposit		$-	$-	$-	$-
	Regular Principal Distribution Amount		$5,265,000.00	$5,265,000.00	-	$-
	Accrued and unpaid fees to owner/indenture trustees		$1,510.00	$1,510.00	$-	$-
	Remaining Funds to Certificate Holder		$95,185.08	$95,185.08	$-	$0.00

			$8,902,017.62	$8,902,017.62	$-	$0.00

	First Allocation of Principal		$-
	Second Allocation of Principal		$-
	Third Allocation of Principal		$3,008,918.74
	Regular Principal Distribution Amount		$5,265,000.00

	Total Allocable Principal		$8,273,918.74

IV.	POOL

	Pool Balance	$229,965,261.54
	Number of Receivables Outstanding	13,293
	Weighted Average Contract Rate	6.55%
	Weighted Average Maturity	51.7

	OVERCOLLATERALIZATION

	Target O/C Amount	$5,265,000.00
	Beginning Period O/C Amount	$5,265,000.00
	Ending Period O/C Amount	$5,265,000.00

	Overcollateralization Amount to Achieve Target	$0.00

V.	RESERVE ACCOUNT

	Specified Reserve Account Balance	$975,000.00
	Beginning Reserve Account Balance	$975,000.00
	Reserve Account Deposits	$-
	Reserve Account Earnings	$10.01
	Distribute Earnings - Collection Account	$(10.01)
	Reserve Account Draws	$-

	Ending Reserve Account Balance	$975,000.00

VI.	DELINQUENCY & LOSS
	Delinquency	Number	Amount	% of Ending Pool Balance

	30 - 59 Days	304	$5,669,810.37	2.466%
	60 - 89 Days	69	$1,211,129.38	0.527%
	90 + Days	68	$1,294,979.33	0.563%

	Total	441	8,175,919.08	3.555%

	Repossession Inventory	44	$865,536.31

		Current Period	Cumulative

	Losses	$1,019,593.73	$9,420,430.75
	Recoveries	$(424,285.63)	$(4,826,174.86)

	Net Losses	$595,308.10	$4,594,255.89

	Cumulative Net Loss Percentage		1.18%
	Cumulative Recovery Rate		51.23%

Mechanics Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Nathan J. Duda	November 10, 2016
Nathan J. Duda	Date
EVP, Chief Financial Officer